Financial Instruments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Jun. 30, 2022
Financial Instruments [abstract]
Undrawn borrowing facilities			$ 5,300
Derivative Swap contracts
Percentage of provisional payments	90.00%
Percentage change of other variables	10.00%
Interest rate	12.00%
Annual interest expense	$ 31
Increase/decrease provision for trade receivables and revenue	$ 820
Percentage of change in SOFR rate	1.00%